Annual Fund Operating Expenses - NVIT Blueprint Aggressive Fund	Apr. 30, 2021
Class I Shares
Operating Expenses:
Management Fees	0.20%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.72%
Total Annual Fund Operating Expenses	1.17%
Fee Waiver/Expense Reimbursement	(0.12%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.05%
Class II Shares
Operating Expenses:
Management Fees	0.20%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.72%
Total Annual Fund Operating Expenses	1.42%
Fee Waiver/Expense Reimbursement	(0.28%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.14%

[1]	In addition to the expense limitation agreement discussed in Footnote 1, the Trust and the Adviser have entered into a written contract in which the Adviser has agreed to waive 0.10% of the management fee to which the Adviser would otherwise be entitled until April 30, 2022. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
[2]	Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.28% until at least April 30, 2022. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses,administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
[3]	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.16% of the Distribution and/or Service (12b-1) Fees for Class II shares until April 30, 2022. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.